Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ 946
Changes in the fair value of hedges item for the hedged risk	975
Ineffective portion hedged registered in the income statement	(29)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(53)
Changes in the fair value of hedges item for the hedged risk	(53)
Ineffective portion hedged registered in the income statement	0
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(27)
Changes in the fair value of hedges item for the hedged risk	(27)
Ineffective portion hedged registered in the income statement	0
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(26)
Changes in the fair value of hedges item for the hedged risk	(26)
Ineffective portion hedged registered in the income statement	0
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	622
Changes in the fair value of hedges item for the hedged risk	651
Ineffective portion hedged registered in the income statement	(29)
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	605
Changes in the fair value of hedges item for the hedged risk	634
Ineffective portion hedged registered in the income statement	(29)
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	17
Changes in the fair value of hedges item for the hedged risk	17
Ineffective portion hedged registered in the income statement	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	377
Changes in the fair value of hedges item for the hedged risk	377
Ineffective portion hedged registered in the income statement	0
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	377
Changes in the fair value of hedges item for the hedged risk	377
Ineffective portion hedged registered in the income statement	€ 0